State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF Expense Example - State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF - State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	27
Expense Example, with Redemption, 5 Years	49
Expense Example, with Redemption, 10 Years	$ 113